Borrowings and derivative financial instrument (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of the summary of borrowings

Figures in million – SA rand	Note	2025	2024	2023
Borrowings		43,257	41,687	36,618
Derivative financial instrument	27.5	—	—	3,810
Balance at end of the year		43,257	41,687	40,428
Current portion of borrowings and derivative financial instrument		(11,402)	(552)	(15,482)
Non-current portion of borrowings and derivative financial instrument		31,855	41,135	24,946
Borrowings

Figures in million – SA rand	Notes	2025	2024	2023
US$1 billion RCF	27.1	—	—	—
R5.5 billion RCF	27.2	—	—	4,000
R6.5 billion RCF	27.3	2,500	3,000	—
2026 and 2029 Notes	27.4	19,824	22,354	22,042
US$ Convertible Bond	27.5	7,291	7,921	7,538
Burnstone Debt	27.6	4,005	2,260	2,991
Keliber loan facilities	27.7	9,547	5,724	—
Other borrowings	27.8	88	424	40
Franco-Nevada liability		2	4	3
Stillwater Convertible Debentures		—	—	4
Total borrowings		43,257	41,687	36,618
Reconciliation of the non-current and current portion of the borrowings:
Borrowings		43,257	41,687	36,618
Current portion of borrowings		(11,402)	(552)	(11,672)
Non-current portion of borrowings		31,855	41,135	24,946

Schedule of the rollforward of borrowings	The roll forward of borrowings in the current year is as follows:

Figures in million - SA rand	Notes	2025	2024	2023
Balance at beginning of the year		41,687	36,618	22,728
Borrowings acquired on acquisition of subsidiary		—	84	6
Loans raised[1]		7,912	8,278	12,758
Loans repaid		(4,883)	(3,335)	(1,323)
Unwinding of loans recognised at amortised cost	5.2	640	688	359
Accrued interest[2]	5.2	1,793	1,946	1,192
Accrued interest paid		(2,086)	(1,947)	(1,175)
Borrowing costs capitalised		409	64	—
Loss/(gain) on the revised cash flow of the Burnstone Debt	27.6	1,805	(1,053)	(32)
Loss on foreign exchange differences and foreign currency translation		(4,020)	344	2,105
Balance at end of the year		43,257	41,687	36,618
1Total loans raised per the statement of cash flows for the year ended 31 December 2023 included the initial recognition of the derivative element of the US$ Convertible
Bond of R1,673 million (see note 27.5)
2Relates to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs

Figures in million – SA rand	2025	2024	2023
Balance at beginning of the year	—	—	—
Loans raised	—	—	—
Loans repaid	—	—	—
Accrued interest[1]	233	185	73
Accrued interest paid	(233)	(185)	(73)
Loss on foreign exchange differences	—	—	—
Balance at end of the year	—	—	—
Current portion of balance	—	—	—
Non-current portion of balance	—	—	—
1Includes commitment fees

Figures in million –SA rand	Note	2025	2024	2023
Balance at beginning of the year		—	4,000	—
Loans raised		—	—	5,000
Loans repaid		—	—	(1,000)
Accrued interest[1]		—	319	125
Accrued interest paid		—	(319)	(125)
Inter bank transfer	27.3	—	(4,000)	—
Balance at end of the year		—	—	4,000
Current portion of balance		—	—	(4,000)
Non-current portion of balance		—	—	—
1Includes commitment fees

Figures in million – SA rand	Note	2025	2024	2023
Balance at beginning of the year		3,000	—	—
Inter bank transfer	27.2	—	4,000	—
Loans raised		3,000	1,000	—
Loans repaid		(3,500)	(2,000)	—
Accrued interest[1]		248	97	—
Accrued interest paid		(248)	(97)	—
Balance at end of the year		2,500	3,000	—
Current portion of balance		—	—	—
Non-current portion of balance		2,500	3,000	—
1Includes commitment fees

Figures in million – SA rand	2025	2024	2023
Balance at beginning of the year	22,354	22,042	20,140
Interest charge	905	928	932
Unwinding of amortised cost	101	98	80
Accrued interest paid	(911)	(932)	(951)
(Gain)/loss on foreign exchange differences	(2,625)	218	1,841
Balance at end of the year	19,824	22,354	22,042
Current portion of balance	(11,241)	(118)	(116)
Non-current portion of balance	8,583	22,236	21,926
Convertible bond at amortised cost

Figures in million – SA rand	2025	2024	2023
Balance at beginning of the year	7,921	7,538	—
Loans raised	—	—	7,455
Interest charge	380	389	36
Interest paid	(376)	(385)	—
Unwinding of amortised cost	318	298	27
(Gain)/loss on foreign exchange differences	(952)	81	20
Balance at end of the year	7,291	7,921	7,538
Current portion of balance	(33)	(37)	(7,538)
Non-current portion of balance	7,258	7,884	—
Derivative financial instrument

Figures in million – SA rand	Note	2025	2024	2023
Balance at beginning of the year		—	3,810	—
Initial recognition of derivative instrument		—	—	1,673
Transfer to equity		—	(2,009)	—
(Gain)/loss on financial instruments[1]	7	—	(1,733)	2,136
Loss on foreign exchange differences		—	(68)	1
Balance at end of the year		—	—	3,810
Current portion of balance		—	—	(3,810)
Non-current portion of balance		—	—	—
1The fair value gain for 2024 on the derivative financial instrument is mainly due to a decrease in the Sibanye-Stillwater share price since the previous reporting date

Figures in million – SA rand	Note	2025	2024	2023
Balance at beginning of the year		2,260	2,991	2,540
Unwinding of amortised cost		221	284	252
Loss/(gain) on revised estimated cash flows[1]	7	1,805	(1,053)	(32)
(Gain)/loss on foreign exchange differences		(281)	38	231
Balance at end of the year		4,005	2,260	2,991
Current portion of balance		—	—	—
Non-current portion of balance		4,005	2,260	2,991
1.At 31 December 2024, the expected free cash flows to repay the loan as detailed above were revised as a result of updated estimated cash flows over the life-of-mine plan due to a change in the allocation between SGL and the financial institutions in terms of the shareholder loan agreement and the terms of the loan agreement. The cash flows over the life of mine were also revised at 31 December 2025 due to:
•Revised forecast costs and capital expenditure
•Revised weighted average gold prices 2025: R1,670,512/kg (2024: R1,189,493/kg and 2023: R1,012,625/kg) and long term exchange rates 2025: R17.25/US$ (2024:
R18.00/US$ and 2023: R18.50/US$) based on a LOM of 23 years. A2 is discounted using a 5.9% discount rate and A3 and A4 is discounted at 9.5%
•In line with the Group's Capital Allocation Framework, the Burnstone project was delayed and a decision to complete the development is expected to later in the 2026 financial year. The loss recognised in 2025 results from a significantly higher gold price outlook which resulted in increased expected future cash flows from Burnstone.
The gain recognised in 2024 resulted from the additional costs during the delay and the deferral of mine ramp-up which resulted in a decrease in the expected future net cash flows from Burnstone, offsetting the impact of the increase in the weighted average gold price. The amount is included in the corporate and reconciling items of the SA gold section of the segment report

Figures in million – SA rand	2025	2024	2023
Balance at beginning of the year	5,724	—	—
Loans raised	3,851	5,618	—
Unwinding of amortised cost	60	8	—
Accrued interest	350	64	—
Interest paid	(293)	—	—
(Gain)/loss on foreign exchange differences	(145)	34	—
Balance at end of the year	9,547	5,724	—
Current portion of balance	(116)	(66)	—
Non-current portion of balance	9,431	5,658	—

Figures in million – SA rand	2025	2024	2023
Balance at beginning of the year	424	40	42
Loans raised	1,061	1,660	303
Loans repaid	(1,383)	(1,335)	(323)
Accrued interest	27	28	6
Accrued interest paid	(25)	(29)	(6)
Borrowings acquired on acquisition of subsidiary	—	84	6
(Gain)/loss on foreign exchange differences	(16)	(24)	12
Balance at end of the year	88	424	40
Current portion of balance	(12)	(328)	(11)
Non-current portion of balance	76	96	29

Schedule of fair value of borrowings	The table below shows the fair value and carrying amount of borrowings where the carrying amount does not approximate fair value:

	Carrying value	Fair value
Figures in million - SA rand		Level 1	Level 2	Level 3
31 December 2025
2026 and 2029 Notes[1]	19,824	19,367	—	—
Burnstone Debt[2]	4,005	—	—	4,395
US$ Convertible Bond[3]	7,291	23,003	—	—
Total	31,120	42,370	—	4,395
31 December 2024
2026 and 2029 Notes[1]	22,354	20,327	—	—
Burnstone Debt[2]	2,260	—	—	2,235
US$ Convertible Bond[3]	7,921	8,734	—	—
Total	32,535	29,061	—	2,235
31 December 2023
2026 and 2029 Notes[1]	22,042	18,949	—	—
Burnstone Debt[2]	2,991	—	—	2,509
US$ Convertible Bond[3]	7,538	—	7,471	—
Total	32,571	18,949	7,471	2,509
1The fair value is based on the quoted market prices of the notes
2The fair value of the Burnstone Debt is derived from discounted cash flow models. These models use several key assumptions, including estimates of future sales volumes, gold prices, operating costs, capital expenditure and discount rate. See note 27.6 for the key assumptions used, except for the discount rate applied in the fair value disclosure above of 8.69% (2024: 9.55%,  2023: 10.74%), which was adjusted to a market-related rate. The fair value estimate is sensitive to changes in the key assumptions, for example, increases in the market related discount rate would decrease the fair value if all other inputs remain unchanged. The extent of the fair value changes would depend on how inputs change in relation to each other
3The fair value at 31 December 2025 represents the quoted price of the US$ Convertible Bond. The fair value of the amortised cost component amounts to R7,990 million
(2024: R8,231 million) (level 2) at 31 December 2025 and is calculated by deducting the fair value of the share conversion option from the quoted price. Following the transfer of the derivative component to equity (see note 27.5), it is no longer remeasured to fair value through profit or loss. The fair value at 31 December 2023 represents the fair value of the amortised cost component of the US$ Convertible Bond, which was calculated based on the quoted price of the instrument after separating the fair value of the derivative component

Schedule of interest rate sensitivity analysis	Interest rate sensitivity analysis

	Change in interest expenses for a change in interest rate[1]
Figures in million - SA rand	(1.5)%	(1.0)%	(0.5)%	0.5%	1.0%	1.5%
31 December 2025
- JIBAR	(38)	(25)	(13)	13	25	38
- Term SOFR	(58)	(39)	(19)	19	39	58
- EURIBOR	(143)	(95)	(48)	48	95	143
Change in finance expense	(239)	(159)	(80)	80	159	239
31 December 2024
- JIBAR	(45)	(30)	(15)	15	30	45
- Term SOFR	(33)	(22)	(11)	11	22	33
- EURIBOR	(86)	(57)	(29)	29	57	86
Change in finance expense	(164)	(109)	(55)	55	109	164
31 December 2023
- JIBAR	(60)	(40)	(20)	20	40	60
- LIBOR	(43)	(29)	(14)	14	29	43
Change in finance expense	(103)	(69)	(34)	34	69	103
1Interest rate sensitivity analysis is performed on the borrowings balance at 31 December

Schedule of the exposure to interest rate changes and the contractual repricing dates	The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates is as follows:

Figures in million - SA rand	2025	2024	2023
Floating rate with exposure to change in JIBAR	2,500	3,000	4,000
Floating rate with exposure to change in term SOFR	3,897	2,174	—
Floating rate with exposure to change in LIBOR	—	—	2,873
Floating rate with exposure to change in EURIBOR	9,547	5,724	—
Non-current borrowings exposed to interest rate changes	15,944	10,898	6,873
The Group has the following undrawn borrowing facilities:
Committed	21,255	26,743	20,755
Uncommitted	1,673	2,933	3,274
Total undrawn facilities	22,928	29,676	24,029
All of the above facilities have floating rates. The undrawn committed facilities have the following expiry dates:
- within one year	685	685	2,185
- later than one year and not later than two years	—	—	—
- later than two years and not later than three years	20,570	22,260	18,570
- later than three years	—	3,798	—
Total undrawn committed facilities	21,255	26,743	20,755

Schedule of the calculation of net debt to adjusted EBITDA ratio

Figures in million - SA rand	2025	2024	2023
Adjusted borrowings[1]	39,252	39,426	37,437
Adjusted cash and cash equivalents[2]	17,129	16,002	25,519
Net debt[3]	22,123	23,424	11,918
Adjusted EBITDA[4]	37,800	13,088	20,556
Net debt to adjusted EBITDA (ratio)[5]	0.59	1.79	0.58
1Adjusted borrowings are only those borrowings that have recourse to Sibanye-Stillwater. Adjusted borrowings, therefore, exclude the Burnstone Debt and include the derivative financial instrument relating to the US$ Convertible Bond, until it was derecognised on 26 June 2024
2Adjusted cash and cash equivalents exclude cash of Burnstone
3Net debt represents borrowings and bank overdraft less cash and cash equivalents. Borrowings are only those borrowings that have recourse to Sibanye-Stillwater and, therefore, exclude the Burnstone Debt and include the derivative financial instrument relating to the US$ Convertible Bond, until it was derecognised on 26 June 2024. Net debt excludes cash of Burnstone
4The adjusted EBITDA calculation is based on the definitions included in the facility agreements for compliance with the debt covenant formula, except for impact of new accounting standards and acquisitions, where the facility agreements allow the results from the acquired operations to be annualised. Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS Accounting Standards and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
5Net debt to adjusted EBITDA ratio is defined as net debt as of the end of a reporting period divided by adjusted EBITDA of the 12 months ended on the same reporting date. Non-IFRS measures such as net debt to adjusted EBITDA is presented for illustration purposes only, and because of its nature, net debt to adjusted EBITDA should not be considered as a representation of financial performance under IFRS Accounting Standards and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity

Schedule of reconciliation of (loss)/profit before royalties and tax to adjusted EBITDA	Reconciliation of profit/(loss) before royalties, carbon tax and tax to adjusted EBITDA:

Figures in million - SA rand	2025	2024	2023
Profit/(loss) before royalties, carbon tax and tax	734	(3,669)	(38,794)
Adjusted for:
Amortisation and depreciation	9,367	8,810	10,012
Interest income	(1,568)	(1,337)	(1,369)
Finance expense	5,000	4,571	3,299
Share-based payments	2,114	251	113
Loss/(gain) on financial instruments	3,794	(5,433)	(235)
(Gain)/loss on foreign exchange differences	(155)	215	(1,973)
Share of results of equity-accounted investees after tax	(337)	(212)	1,174
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	495	447	(45)
Gain on disposal of property, plant and equipment	14	(55)	(105)
Impairments and reversal of impairments	14,007	9,173	47,454
Onerous contract provision	(124)	(817)	1,865
Gain on acquisition	—	—	(898)
Cyber security costs	—	67	—
Provision for community costs post closure	—	24	—
Corporate leadership costs	50	—	—
Gain on remeasurement of previous interest in Kroondal	—	—	(298)
Gain on increase in equity-accounted investment	(5)	(2)	(5)
Restructuring costs	247	550	515
Transaction costs	4,543	851	474
Gain on assets held for sale	(16)	—	—
IFRS 16 lease payments	(267)	(244)	(263)
Compensation for losses incurred	(142)	(26)	—
Occupational healthcare loss/(gain)	49	(76)	(365)
Adjusted EBITDA	37,800	13,088	20,556